Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Future minimum lease payments
2015	$ 66,000
2016	11,000
Thereafter
Total minimum payments required	77,000
Office Building [Member]
Operating Leased Assets [Line Items]
Rent expense	80,372	49,170
Property tax expense	11,440	12,669
Office Building [Member] | Original Lease Agreement March 2012 [Member]
Operating Leased Assets [Line Items]
Lease term	2 years
Lease expiration date	Feb. 28, 2014
Office Building [Member] | Original Lease Agreement March 2012 Through February 2013 [Member]
Operating Leased Assets [Line Items]
Monthly rental payment	3,750
Office Building [Member] | Original Lease Agreement March 2013 Through February 2014 [Member]
Operating Leased Assets [Line Items]
Monthly rental payment	4,167
Office Building [Member] | Extension Lease Agreement March 2014 [Member]
Operating Leased Assets [Line Items]
Lease term	2 years
Monthly rental payment	5,500
Apartment [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 17,038	$ 17,705